Touchstone Dynamic Large Cap Growth Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.81%	13.86%	12.55%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	33.36%	18.96%	16.78%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	32.46%	18.25%	16.22%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		25.76%	15.91%	13.50%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.73%	13.61%	10.63%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.17%	12.07%	9.79%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		30.39%	16.24%	13.48%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		32.70%	17.41%	14.46%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		32.83%	17.53%	14.57%

[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the revised definition for such an index.
[2]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the revised definition for such an index.The Fund's secondary benchmark was changed to the Russell 1000® Growth Index to better reflect the Fund's strategy following the appointment of Los Angeles Capital as the Fund's sub-adviser.